CONVERTIBLE NOTES (Details Narrative) - USD ($)					1 Months Ended		9 Months Ended
	Mar. 12, 2020	Feb. 13, 2020	Jan. 08, 2020	Dec. 13, 2019	May 31, 2020	Feb. 19, 2020	May 31, 2020	Dec. 13, 2020	Nov. 18, 2019	Aug. 31, 2019
Original issue discount					$ 168,205		$ 168,205			$ 168,205
One day loss due to convertible feature							54,316
Dividends							$ 0
Remaining term of note							8 months 19 days
Marketability discount							35.00%
Warrants issued					49,060		49,060
Warrant exercise price, per share
EMA Financial, LLC
Convertible note, principal amount									$ 250,000
Convertible note, interest rate					10.00%
Term of note					9 months
Maturity date					Aug. 18, 2020
Net proceeds from note					$ 228,333
Original issue discount									21,667
Outstanding principal amount									$ 75,000
Holder consideration					68,500
Cash received from note					64,737
Legal expenses and due diligence fees					$ 3,763
Interest rate, upon default									24.00%
Conversion terms					The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the ?Closing Price?) or (ii) 55.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading Days on which at least 100 shares of common stock were traded including and immediately preceding the Conversion Date.
Warrants issued					30,000		30,000
Warrant exercise price, per share					$ 12.5		$ 12.5
Peak One Opportunity Fund L.P.
Convertible note, principal amount				$ 235,000
Original issue discount				23,500
Outstanding principal amount				$ 85,000
Warrants issued				10,000	10,000		10,000
Warrant exercise price, per share				$ 10.0	$ 10.00		$ 10.00
Crown Bridge Partners, LLC
Convertible note, principal amount			$ 121,500
Convertible note, interest rate			10.00%
Term of note			1 year
Maturity date			Jan. 08, 2021
Net proceeds from note			$ 109,500
Original issue discount			12,000
Outstanding principal amount			40,500
Holder consideration			36,500
Cash received from note			34,992
Legal expenses and due diligence fees			$ 1,508
Interest rate, upon default			15.00%
Conversion terms			The Conversion Price shall be the lesser of (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note or (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events) (also subject to adjustment as further described herein). The "Variable Conversion Price" shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest one (1) Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price on the Over-the-Counter Pink Marketplace, OTCQB, or applicable trading market (the “Principal Market”)
Warrants issued			4,680
Warrant exercise price, per share			$ 12.5
Auctus Fund, LLC
Convertible note, principal amount								$ 75,000
Convertible note, interest rate				10.00%
Term of note				9 months
Maturity date				Sep. 30, 2020
Net proceeds from note				$ 75,000
Outstanding principal amount								$ 75,000
Cash received from note				59,342
Legal expenses and due diligence fees				$ 15,658
Interest rate, upon default								24.00%
Conversion terms				The conversion price is the lesser of: (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Days on which at least 100 shares of Common Stock were traded including and immediately preceding the Conversion Date.
East Capital Investment Corporation
Convertible note, principal amount		$ 50,000
Convertible note, interest rate		10.00%
Term of note		1 year
Maturity date		Feb. 13, 2021
Net proceeds from note		$ 50,000
Cash received from note		43,492
Legal expenses and due diligence fees		$ 6,508
Conversion terms		The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.
Fidelis Capital, LLC
Convertible note, principal amount						$ 50,000
Convertible note, interest rate						10.00%
Term of note						1 year
Maturity date						Feb. 19, 2021
Net proceeds from note						$ 50,000
Cash received from note						43,487
Legal expenses and due diligence fees						$ 6,513
Conversion terms						The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.
Armada Capital Partners LLC
Convertible note, principal amount	$ 38,500
Convertible note, interest rate	10.00%
Term of note	1 year
Maturity date	Mar. 12, 2021
Net proceeds from note	$ 35,000
Original issue discount	3,500
Outstanding principal amount	38,500
Holder consideration	35,000
Cash received from note	32,992
Legal expenses and due diligence fees	$ 2,008
Conversion terms	The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties
Warrants issued	4,200
Warrant exercise price, per share	$ 12.50
Peak One Opportunity Fund L.P.
Convertible note, interest rate				10.00%
Term of note				1 year
Maturity date				Dec. 09, 2020
Net proceeds from note				$ 211,500
Holder consideration				76,500
Cash received from note				65,312
Legal expenses and due diligence fees				$ 11,188
Conversion terms				The convertible note has prepayment and conversion features. The conversion price shall equal to the lesser of (a) $10.00 or (b) Sixty percent (60%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of the date of conversion of the Debentures (provided, further, that if either the Company is not DWAC Operational at the time of conversion or the Conversion Price is less than $0.01 per share, then Sixty percent (60%) shall automatically adjust to Fifty percent (50%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of conversion of the Debenture),
Risk-free Interest Minimum
Risk-free interest rate							14.00%
Risk-free Interest Maximum
Risk-free interest rate							18.00%
Volatility Rate Minimum
Expected volatility							58.30%
Volatility Rate Maximum
Expected volatility							91.10%